ORGANIZATION AND NATURE OF THE BUSINESS (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	6 Months Ended
	Aug. 06, 2025	Aug. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 24, 2025	Dec. 31, 2024
Subsequent Event [Line Items]
Net loss			$ 1,252	$ 871
Income loss from continuing operations			1,194	885
Net cash flows from operations			433	180
Cash and cash equivalents			232
Retained earnings accumulated deficit			13,916			$ 12,664
Cash and cash equivalents at carrying value			$ 203	$ 900		$ 284
Proceeds from issuance initial public offering		$ 10,000
Shareholders, share split	1-for-4.77008
IPO [Member]
Subsequent Event [Line Items]
Sale of stock, shares issued			1,253,824
Underwriting discounts and commissions			$ 8,800
Warrants to purchase of shares			37,614
Warrants exercise price			$ 10.00
Over-Allotment Option [Member]
Subsequent Event [Line Items]
Sale of stock, shares issued			3,824
Sale of stock, price per share			$ 8.00
Subsequent Event [Member]
Subsequent Event [Line Items]
Cash and cash equivalents at carrying value					$ 4,200